UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
September 30, 2018
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 1.5%
American Outdoor Brands Corp. (a)	40,460	$ 628,344
CACI International, Inc., “A” (a)	4,758	876,185
		$1,504,529
Automotive – 1.3%
Stoneridge, Inc. (a)	46,021	$ 1,367,744
Biotechnology – 5.4%
Acorda Therapeutics, Inc. (a)	31,475	$ 618,484
AMAG Pharmaceuticals, Inc. (a)	34,584	691,680
Bio-Techne Corp.	7,557	1,542,459
Bruker BioSciences Corp.	5,980	200,031
Emergent BioSolutions, Inc. (a)	11,726	771,923
Genomic Health, Inc. (a)	6,125	430,097
Macrogenics, Inc. (a)	20,618	442,050
Pieris Pharmaceuticals, Inc. (a)	23,853	133,577
Vanda Pharmaceuticals, Inc. (a)	19,830	455,098
Varex Imaging Corp. (a)	9,097	260,720
		$5,546,119
Broadcasting – 0.1%
MDC Partners, Inc. (a)	20,971	$ 87,030
Brokerage & Asset Managers – 0.1%
LPL Financial Holdings, Inc.	1,474	$ 95,088
Business Services – 3.2%
Conduent, Inc. (a)	8,158	$ 183,718
Forrester Research, Inc.	22,678	1,040,920
Grand Canyon Education, Inc. (a)	10,426	1,176,053
Travelport Worldwide Ltd.	51,232	864,284
		$3,264,975
Chemicals – 0.8%
Ingevity Corp. (a)	8,242	$ 839,695
Computer Software – 2.7%
Cornerstone OnDemand, Inc. (a)	8,928	$ 506,664
Paylocity Holding Corp. (a)	19,270	1,547,766
RingCentral, Inc. (a)	6,649	618,690
SecureWorks Corp. (a)	8,288	121,419
		$2,794,539
Computer Software - Systems – 7.1%
EPAM Systems, Inc. (a)	8,952	$ 1,232,691
Five9, Inc. (a)	25,322	1,106,318
NCR Corp. (a)	39,430	1,120,206
Presidio, Inc.	27,810	424,103
Rapid7, Inc. (a)	35,299	1,303,239
RealPage, Inc. (a)	4,360	287,324
Tech Data Corp. (a)	16,320	1,168,022
Verint Systems, Inc. (a)	11,703	586,320
		$7,228,223
Construction – 0.9%
Armstrong World Industries, Inc. (a)	4,810	$ 334,776
Foundation Building Materials, Inc. (a)	14,522	181,089
GMS, Inc. (a)	4,402	102,126
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
MDC Holdings, Inc.	8,427	$ 249,271
		$867,262
Consumer Products – 0.4%
Herbalife Ltd. (a)	7,459	$ 406,888
Consumer Services – 0.6%
Frontdoor, Inc. (a)	2,014	$ 82,554
ServiceMaster Global Holding, Inc. (a)	13,953	579,468
		$662,022
Electrical Equipment – 2.6%
Atkore International Group, Inc. (a)	3,179	$ 84,339
TriMas Corp. (a)	41,046	1,247,798
WESCO International, Inc. (a)	20,827	1,279,819
		$2,611,956
Electronics – 2.1%
Amkor Technology, Inc. (a)	36,779	$ 271,797
IPG Photonics Corp. (a)	3,675	573,557
Jabil Circuit, Inc.	21,512	582,545
OSI Systems, Inc. (a)	3,955	301,806
Sanmina Corp. (a)	14,691	405,472
		$2,135,177
Energy - Independent – 2.5%
Bonanza Creek Energy, Inc. (a)	13,960	$ 415,729
Delek U.S. Holdings, Inc.	17,400	738,282
PBF Energy, Inc., “A”	10,910	544,518
W&T Offshore, Inc. (a)	28,731	276,967
Warrior Met Coal, Inc.	19,415	524,981
		$2,500,477
Engineering - Construction – 2.0%
KBR, Inc.	72,004	$ 1,521,445
Quanta Services, Inc. (a)	14,737	491,921
		$2,013,366
Entertainment – 0.3%
Six Flags Entertainment Corp.	5,023	$ 350,706
Food & Beverages – 1.4%
Dean Foods Co.	22,976	$ 163,130
Hostess Brands, Inc. (a)	20,557	227,566
Pilgrim's Pride Corp. (a)	33,568	607,245
SpartanNash Co.	21,684	434,981
		$1,432,922
Forest & Paper Products – 2.7%
Boise Cascade Corp.	12,251	$ 450,837
Trex Co., Inc. (a)	14,728	1,133,761
Verso Corp., “A” (a)	33,324	1,122,019
		$2,706,617
Health Maintenance Organizations – 1.0%
Molina Healthcare, Inc. (a)	6,941	$ 1,032,127

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.1%
American Equity Investment Life Holding Co.	29,140	$ 1,030,391
Essent Group Ltd. (a)	14,240	630,120
Radian Group, Inc.	34,578	714,727
Universal Insurance Holdings, Inc.	17,098	830,108
		$3,205,346
Internet – 1.5%
Eventbrite, Inc. (a)	6,488	$ 246,349
LogMeIn, Inc.	13,976	1,245,262
		$1,491,611
Leisure & Toys – 0.9%
Brunswick Corp.	13,913	$ 932,449
Machinery & Tools – 6.5%
ACCO Brands Corp.	25,651	$ 289,856
AGCO Corp.	3,912	237,810
Allison Transmission Holdings, Inc.	7,163	372,548
Greenbrier Cos., Inc.	9,327	560,553
Herman Miller, Inc.	20,578	790,195
ITT, Inc.	1,803	110,452
Knoll, Inc.	17,374	407,420
Park-Ohio Holdings Corp.	13,526	518,722
Regal Beloit Corp.	13,197	1,088,093
SPX FLOW, Inc. (a)	28,108	1,461,616
Steelcase, Inc., “A”	10,256	189,736
Titan Machinery, Inc. (a)	32,696	506,298
Wabash National Corp.	5,193	94,668
		$6,627,967
Medical & Health Technology & Services – 1.2%
Premier, Inc., “A” (a)	6,769	$ 309,885
Tenet Healthcare Corp. (a)	30,515	868,457
		$1,178,342
Medical Equipment – 4.5%
AngioDynamics, Inc. (a)	26,340	$ 572,632
Avanos Medical, Inc. (a)	16,107	1,103,329
Biotelemetry, Inc. (a)	2,382	153,520
CONMED Corp.	11,654	923,230
Integer Holdings Corp. (a)	10,643	882,837
Lantheus Holdings, Inc. (a)	24,358	364,152
LivaNova PLC (a)	2,888	358,025
NuVasive, Inc. (a)	3,624	257,232
		$4,614,957
Metals & Mining – 0.7%
Olympic Steel, Inc.	21,226	$ 442,987
Ryerson Holding Corp. (a)	18,349	207,344
Schnitzer Steel Industries, Inc., “A”	2,364	63,946
		$714,277
Natural Gas - Distribution – 1.3%
MDU Resources Group, Inc.	8,293	$ 213,047
South Jersey Industries, Inc.	32,819	1,157,526
		$1,370,573
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 2.0%
Liberty Oilfield Services, Inc.	33,272	$ 717,677
ProPetro Holding Corp. (a)	78,640	1,296,774
		$2,014,451
Other Banks & Diversified Financials – 12.7%
Assured Guaranty Ltd.	10,828	$ 457,266
BancFirst Corp.	5,304	317,975
Bank of N.T. Butterfield & Son Ltd.	13,687	709,808
Bank OZK	26,138	992,198
CAI International, Inc. (a)	18,884	431,877
Cathay General Bancorp, Inc.	33,286	1,379,372
East West Bancorp, Inc.	14,914	900,358
Enova International, Inc. (a)	22,885	659,088
First Hawaiian, Inc.	45,621	1,239,066
First Interstate BancSystem, Inc.	24,844	1,113,011
Hanmi Financial Corp.	7,969	198,428
Herc Holdings, Inc. (a)	10,905	558,336
OFG Bancorp	6,953	112,291
On Deck Capital, Inc. (a)	48,800	369,416
Popular, Inc.	11,510	589,888
Prosperity Bancshares, Inc.	4,714	326,916
Regional Management Corp. (a)	21,791	628,235
Triton International Ltd. of Bermuda	17,771	591,241
Wintrust Financial Corp.	15,855	1,346,724
		$12,921,494
Pharmaceuticals – 3.6%
Assertio Therapeutics, Inc. (a)	89,842	$ 528,271
Catalent, Inc. (a)	5,546	252,620
Endo International PLC (a)	65,136	1,096,239
Horizon Pharma PLC (a)	40,338	789,818
Phibro Animal Health Corp., “A”	11,160	478,764
United Therapeutics Corp. (a)	4,427	566,125
		$3,711,837
Pollution Control – 0.3%
Advanced Disposal Services, Inc. (a)	12,876	$ 348,682
Printing & Publishing – 1.0%
Gannett Co., Inc.	50,789	$ 508,398
Quad/Graphics, Inc.	22,229	463,252
		$971,650
Real Estate – 9.0%
Arbor Realty Trust, Inc.	44,804	$ 514,350
Ashford Hospitality Trust, REIT	73,105	467,141
Brixmor Property Group Inc., REIT	79,144	1,385,811
CoreCivic, Inc., REIT	25,498	620,366
EPR Properties, REIT	7,956	544,270
GEO Group, Inc., REIT	24,489	616,143
Life Storage, Inc., REIT	13,192	1,255,351
Medical Properties Trust, Inc., REIT	86,030	1,282,707
Preferred Apartment Communities, Inc., “A”, REIT	22,377	393,388
RE/MAX Holdings, Inc., “A”	19,438	862,075
Store Capital Corp., REIT	45,874	1,274,839
		$9,216,441

2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.9%
BJ's Restaurants, Inc.	4,015	$ 289,883
Bloomin Brands, Inc.	27,874	551,626
Brinker International, Inc.	11,582	541,227
Carrols Restaurant Group, Inc. (a)	37,330	545,018
		$1,927,754
Specialty Chemicals – 2.2%
Kronos Worldwide, Inc.	12,996	$ 211,185
PolyOne Corp.	4,548	198,839
Renewable Energy Group, Inc. (a)	22,398	645,062
Univar, Inc. (a)	37,175	1,139,785
		$2,194,871
Specialty Stores – 2.8%
Express, Inc. (a)	32,537	$ 359,859
Michaels Co., Inc. (a)	24,700	400,881
Party City Holdco, Inc. (a)	15,518	210,269
Sally Beauty Holdings, Inc. (a)	11,244	206,777
Signet Jewelers Ltd.	4,461	294,114
Urban Outfitters, Inc. (a)	27,179	1,111,621
Zumiez, Inc. (a)	11,093	292,301
		$2,875,822
Telecommunications - Wireless – 1.2%
Intelsat S.A. (a)	25,802	$ 774,060
Telephone and Data Systems, Inc.	16,414	499,478
		$1,273,538
Telephone Services – 0.6%
Shenandoah Telecommunications Co.	15,212	$ 589,465
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.5%
ArcBest Corp.	1,411	$ 68,504
Forward Air Corp.	6,084	436,223
		$504,727
Utilities - Electric Power – 2.6%
Clearway Energy, Inc.	27,689	$ 527,199
NRG Energy, Inc.	28,473	1,064,890
Portland General Electric Co.	20,296	925,701
Spark Energy, Inc., “A”	17,837	147,155
		$2,664,945
Total Common Stocks		$100,798,661
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Emergent Capital, Inc. (1 share for 1 warrant) (a)(u)	$10.75	11/06/14	318	$ 0

Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.09% (v)	1,166,782	$ 1,166,665
Other Assets, Less Liabilities – 0.1%		71,820
Net Assets – 100.0%		$102,037,146

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,166,665 and $100,798,661, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$ 99,509,385	$ 579,468	$0	$ 100,088,853
Bermuda	709,808	—	—	709,808
Mutual Funds	1,166,665	—	—	1,166,665
Total	$101,385,858	$579,468	$0	$101,965,326
For further information regarding security characteristics, see the Portfolio of Investments.
4

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund's policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/17	$3
Change in unrealized appreciation or depreciation	(3)
Balance as of 9/30/18	$0
The net change in unrealized appreciation or depreciation from investments still held as level 3 at September 30, 2018 is $(3). At September 30, 2018, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	844,615	17,692,710	(17,370,543)	1,166,782
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$16	$—	$—	$12,189	$1,166,665
5

Quarterly Report
September 30, 2018
MFS®  Conservative
Allocation Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 61.9%
MFS Global Governments Portfolio - Initial Class	3,862,795	$ 39,130,108
MFS Government Securities Portfolio - Initial Class	4,161,933	49,110,811
MFS High Yield Portfolio - Initial Class	4,461,360	24,582,094
MFS Inflation-Adjusted Bond Portfolio - Initial Class	4,786,261	48,963,455
MFS Limited Maturity Portfolio - Initial Class	5,865,819	58,951,483
MFS Total Return Bond Series - Initial Class	6,637,053	83,494,120
		$ 304,232,071
International Stock Funds – 7.9%
MFS International Growth Portfolio - Initial Class	675,095	$ 9,775,378
MFS International Value Portfolio - Initial Class	347,620	9,785,498
MFS Research International Portfolio - Initial Class	1,194,587	19,471,776
		$39,032,652
Specialty Funds – 2.0%
MFS Global Real Estate Portfolio - Initial Class	710,072	$ 9,820,295
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
U.S. Stock Funds – 27.9%
MFS Growth Series - Initial Class	530,105	$ 29,489,738
MFS Mid Cap Growth Series - Initial Class	2,009,980	19,657,604
MFS Mid Cap Value Portfolio - Initial Class	2,249,880	19,596,452
MFS New Discovery Series - Initial Class	228,175	4,885,235
MFS New Discovery Value Portfolio - Initial Class	480,148	4,887,901
MFS Research Series - Initial Class	1,016,490	29,457,890
MFS Value Series - Initial Class	1,496,709	29,290,598
		$ 137,265,418
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 2.09% (v)	1,634,987	$ 1,634,823
Total Investment Companies		$ 491,985,259
Other Assets, Less Liabilities – (0.0)%		(42,211)
Net Assets – 100.0%		$ 491,943,048

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $491,985,259.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$491,985,259	$—	$—	$491,985,259
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	4,199,849	42,201	(379,255)	3,862,795
MFS Global Real Estate Portfolio	776,900	48,647	(115,475)	710,072
MFS Government Securities Portfolio	4,473,015	163,523	(474,605)	4,161,933
MFS Growth Series	675,751	41,522	(187,168)	530,105
MFS High Yield Portfolio	4,796,242	265,090	(599,972)	4,461,360
MFS Inflation-Adjusted Bond Portfolio	5,136,227	90,518	(440,484)	4,786,261
MFS Institutional Money Market Portfolio	1,624,261	1,100,818	(1,090,092)	1,634,987
MFS International Growth Portfolio	716,142	68,481	(109,528)	675,095
MFS International Value Portfolio	392,455	9,128	(53,963)	347,620
MFS Limited Maturity Portfolio	6,520,227	140,387	(794,795)	5,865,819
MFS Mid Cap Growth Series	2,318,834	314,052	(622,906)	2,009,980
MFS Mid Cap Value Portfolio	2,446,894	169,790	(366,804)	2,249,880
MFS New Discovery Series	274,606	29,510	(75,941)	228,175
MFS New Discovery Value Portfolio	496,034	75,507	(91,393)	480,148
MFS Research International Portfolio	1,301,754	52,971	(160,138)	1,194,587
MFS Research Series	1,120,543	130,616	(234,669)	1,016,490
MFS Total Return Bond Series	7,126,269	255,728	(744,944)	6,637,053
MFS Value Series	1,581,540	138,896	(223,727)	1,496,709
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(203,575)	$(1,436,670)	$—	$398,192	$39,130,108
MFS Global Real Estate Portfolio	221,630	(524,451)	66,385	476,079	9,820,295
MFS Government Securities Portfolio	(645,384)	(1,848,086)	—	1,648,579	49,110,811
MFS Growth Series	4,431,479	(36,879)	1,792,509	144,022	29,489,738
MFS High Yield Portfolio	(255,652)	(890,260)	—	1,412,186	24,582,094
MFS Inflation-Adjusted Bond Portfolio	65,280	(2,840,315)	—	862,004	48,963,455
MFS Institutional Money Market Portfolio	(61)	25	—	21,534	1,634,823
MFS International Growth Portfolio	396,595	(1,011,121)	804,587	147,143	9,775,378
MFS International Value Portfolio	525,284	(544,542)	109,616	108,858	9,785,498
MFS Limited Maturity Portfolio	(66,121)	(702,881)	—	1,231,854	58,951,483
MFS Mid Cap Growth Series	2,330,335	(1,284,516)	2,843,009	100,928	19,657,604
MFS Mid Cap Value Portfolio	313,940	(904,358)	1,033,886	383,572	19,596,452
MFS New Discovery Series	383,242	34,874	451,775	152,446	4,885,235
MFS New Discovery Value Portfolio	187,924	(559,973)	590,618	160,979	4,887,901
MFS Research International Portfolio	508,872	(1,353,414)	259,738	529,954	19,471,776
MFS Research Series	1,843,320	(1,981,802)	2,762,163	771,886	29,457,890
MFS Total Return Bond Series	(609,471)	(3,738,931)	—	2,789,024	83,494,120
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Value Series	$1,132,370	$(3,012,369)	$1,885,918	$550,956	$29,290,598
	$10,560,007	$(22,635,669)	$12,600,204	$11,890,196	$491,985,259
4

Quarterly Report
September 30, 2018
MFS®  Global Real Estate Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Business Services – 1.4%
Equinix, Inc., REIT	5,468	$ 2,367,043
Real Estate – 95.8%
Advance Residence Investment Corp., REIT	1,512	$ 3,861,841
Alexandria Real Estate Equities, Inc., REIT	31,942	4,017,984
American Homes 4 Rent, “A”, REIT	134,858	2,952,042
Ascendas India Trust, REIT	2,930,300	2,336,438
Atrium European Real Estate Ltd.	456,072	2,022,776
AvalonBay Communities, Inc., REIT	24,306	4,403,032
Big Yellow Group PLC, REIT	183,112	2,190,974
Boardwalk REIT	113,979	4,427,149
Boston Properties, Inc., REIT	23,186	2,853,965
Brixmor Property Group Inc., REIT	297,493	5,209,102
City Developments Ltd.	441,100	2,939,484
Derwent London PLC, REIT	58,209	2,167,595
Entra ASA	158,088	2,272,621
Equity Lifestyle Properties, Inc., REIT	41,801	4,031,706
Fortune REIT	1,805,000	2,142,016
Gateway Lifestyle Stapled Security	2,954,222	4,783,429
Grainger PLC	333,707	1,304,861
Grand City Properties S.A.	134,478	3,484,950
Hang Lung Properties Ltd.	2,486,944	4,860,570
Industrial Logistics Properties Trust, REIT	54,165	1,246,337
Japan Logistics Fund, Inc., REIT	1,339	2,633,924
Japan Retail Fund Investment Corp., REIT	1,652	2,996,631
Kenedix Office Investment Corp., REIT	502	3,203,221
LEG Immobilien AG	23,504	2,790,334
Life Storage, Inc., REIT	35,231	3,352,582
Link REIT	587,264	5,780,106
LondonMetric Property PLC, REIT	682,342	1,581,291
Mapletree Logistics Trust, REIT	2,744,123	2,469,018
Medical Properties Trust, Inc., REIT	286,426	4,270,612
Mid-America Apartment Communities, Inc., REIT	44,815	4,489,567
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Mitsui Fudosan Co. Ltd.	233,275	$ 5,520,828
National Storage, REIT	2,543,014	3,069,823
Prologis Property Mexico S.A. de C.V., REIT	669,872	1,353,060
Public Storage, Inc., REIT	31,658	6,383,203
Ramco-Gershenson Properties Trust, REIT	143,605	1,953,028
Rexford Industrial Realty, Inc., REIT	47,995	1,533,920
Shaftesbury PLC, REIT	136,982	1,616,701
Simon Property Group, Inc., REIT	57,624	10,185,042
STAG Industrial, Inc., REIT	120,781	3,321,477
Starwood Property Trust, Inc., REIT	116,777	2,513,041
Store Capital Corp., REIT	120,055	3,336,328
Sun Communities, Inc., REIT	43,887	4,456,286
Unibail-Rodamco-Westfield, REIT	31,462	6,327,548
Urban Edge Properties, REIT	156,974	3,465,986
Warehouses De Pauw S.C.A.	15,887	2,091,732
Washington Prime Group, Inc., REIT	257,413	1,879,115
Welltower, Inc., REIT	87,918	5,654,886
		$ 161,738,162
Telecommunications - Wireless – 0.9%
American Tower Corp., REIT	10,204	$ 1,482,641
Total Common Stocks		$165,587,846
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.09% (v)	1,856,072	$ 1,855,887
Other Assets, Less Liabilities – 0.8%		1,312,087
Net Assets – 100.0%		$168,755,820

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,855,887 and $165,587,846, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$165,587,846	$—	$—	$165,587,846
Mutual Funds	1,855,887	—	—	1,855,887
Total	$167,443,733	$—	$—	$167,443,733
For further information regarding security characteristics, see the Portfolio of Investments.
2

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,208,889	29,217,464	(28,570,281)	1,856,072
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$215	$—	$—	$25,239	$1,855,887
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2018, are as follows:
United States	52.5%
Japan	10.8%
Hong Kong	7.6%
United Kingdom	5.2%
Australia	4.7%
Singapore	4.6%
France	3.7%
Germany	3.7%
Canada	2.6%
Other Countries	4.6%
3

Quarterly Report
September 30, 2018
MFS®  Growth Allocation Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 21.0%
MFS Global Governments Portfolio - Initial Class	1,515,610	$ 15,353,131
MFS High Yield Portfolio - Initial Class	3,514,828	19,366,704
MFS Inflation-Adjusted Bond Portfolio - Initial Class	1,877,865	19,210,553
MFS Limited Maturity Portfolio - Initial Class	769,817	7,736,661
MFS Total Return Bond Series - Initial Class	1,537,188	19,337,824
		$81,004,873
International Stock Funds – 19.9%
MFS Emerging Markets Equity Portfolio - Initial Class	232,067	$ 3,771,085
MFS International Growth Portfolio - Initial Class	1,331,005	19,272,955
MFS International Value Portfolio - Initial Class	683,896	19,251,660
MFS Research International Portfolio - Initial Class	2,114,771	34,470,767
		$76,766,467
Specialty Funds – 5.0%
MFS Global Real Estate Portfolio - Initial Class	1,392,377	$ 19,256,572
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
U.S. Stock Funds – 54.1%
MFS Growth Series - Initial Class	769,454	$ 42,804,727
MFS Mid Cap Growth Series - Initial Class	3,563,087	34,846,992
MFS Mid Cap Value Portfolio - Initial Class	3,978,958	34,656,721
MFS New Discovery Series - Initial Class	359,725	7,701,724
MFS New Discovery Value Portfolio - Initial Class	753,773	7,673,407
MFS Research Series - Initial Class	1,335,943	38,715,639
MFS Value Series - Initial Class	2,159,991	42,271,020
		$ 208,670,230
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 2.09% (v)	261,347	$ 261,321
Total Investment Companies		$ 385,959,463
Other Assets, Less Liabilities – (0.0)%		(33,680)
Net Assets – 100.0%		$ 385,925,783

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $385,959,463.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$385,959,463	$—	$—	$385,959,463
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	244,952	8,376	(21,261)	232,067
MFS Global Governments Portfolio	1,594,242	42,930	(121,562)	1,515,610
MFS Global Real Estate Portfolio	1,475,141	123,219	(205,983)	1,392,377
MFS Growth Series	941,343	55,913	(227,802)	769,454
MFS High Yield Portfolio	3,643,033	225,638	(353,843)	3,514,828
MFS Inflation-Adjusted Bond Portfolio	1,949,655	69,558	(141,348)	1,877,865
MFS Institutional Money Market Portfolio	263,952	785,269	(787,874)	261,347
MFS International Growth Portfolio	1,359,489	134,258	(162,742)	1,331,005
MFS International Value Portfolio	744,930	21,353	(82,387)	683,896
MFS Limited Maturity Portfolio	825,077	19,235	(74,495)	769,817
MFS Mid Cap Growth Series	3,965,067	541,546	(943,526)	3,563,087
MFS Mid Cap Value Portfolio	4,184,248	293,064	(498,354)	3,978,958
MFS New Discovery Series	417,359	45,546	(103,180)	359,725
MFS New Discovery Value Portfolio	753,947	124,386	(124,560)	753,773
MFS Research International Portfolio	2,224,083	107,181	(216,493)	2,114,771
MFS Research Series	1,419,152	160,781	(243,990)	1,335,943
MFS Total Return Bond Series	1,589,342	67,533	(119,687)	1,537,188
MFS Value Series	2,203,345	192,612	(235,966)	2,159,991
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Portfolio	$82,517	$(281,583)	$—	$13,642	$3,771,085
MFS Global Governments Portfolio	(50,411)	(573,758)	—	153,561	15,353,131
MFS Global Real Estate Portfolio	206,460	(804,628)	129,480	928,562	19,256,572
MFS Growth Series	5,114,160	912,370	2,571,489	206,611	42,804,727
MFS High Yield Portfolio	(148,424)	(739,131)	—	1,097,819	19,366,704
MFS Inflation-Adjusted Bond Portfolio	47,111	(1,100,397)	—	332,052	19,210,553
MFS Institutional Money Market Portfolio	(40)	7	—	3,436	261,321
MFS International Growth Portfolio	524,537	(1,750,121)	1,567,944	286,745	19,272,955
MFS International Value Portfolio	711,870	(762,355)	214,219	212,737	19,251,660
MFS Limited Maturity Portfolio	(5,606)	(94,091)	—	159,100	7,736,661
MFS Mid Cap Growth Series	2,853,098	(1,228,990)	5,018,349	178,153	34,846,992
MFS Mid Cap Value Portfolio	309,896	(1,398,678)	1,817,529	674,303	34,656,721
MFS New Discovery Series	522,247	74,748	708,604	239,111	7,701,724
MFS New Discovery Value Portfolio	202,142	(803,715)	924,930	252,098	7,673,407
MFS Research International Portfolio	701,785	(2,196,179)	454,913	928,179	34,470,767
MFS Research Series	1,644,506	(1,945,596)	3,600,317	1,006,184	38,715,639
MFS Total Return Bond Series	(113,116)	(868,131)	—	637,340	19,337,824
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Value Series	$1,129,844	$(3,818,340)	$2,699,866	$788,745	$42,271,020
	$13,732,576	$(17,378,568)	$19,707,640	$8,098,378	$385,959,463
4

Quarterly Report
September 30, 2018
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.9%
Asset-Backed & Securitized – 1.6%
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.061% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		$725,000	$ 721,276
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.739% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)		854,664	846,998
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.841% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)		901,666	896,017
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.539% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)		764,124	760,414
TICP CLO Ltd., FLR, 3.198% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)		1,283,440	1,275,270
Wind River CLO Ltd., 2015-1A, “BR”, FLR, 3.847% (LIBOR - 3mo. + 1.5%), 7/20/2027 (z)		270,000	269,022
			$4,768,997
Conglomerates – 0.0%
United Technologies Corp., 3.95%, 8/16/2025		$82,000	$ 81,612
Food & Beverages – 0.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021		$1,151,000	$ 1,134,288
International Market Sovereign – 52.8%
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 2/21/2022	AUD	2,606,360	$ 1,932,388
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025		884,935	734,526
Commonwealth of Australia, Inflation Linked Bond, 0.75%, 11/21/2027		204,640	146,836
Commonwealth of Australia, Inflation Linked Bond, 2.5%, 9/20/2030		416,745	354,009
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/2035		220,720	183,066
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		476,550	354,333
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2046	EUR	199,112	281,353
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	1,032,183	1,028,579
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031		925,880	1,015,023
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		912,793	985,426
Government of Canada, Inflation Linked Bond, 2%, 12/01/2041		979,307	971,111
Government of Canada, Inflation Linked Bond, 1.5%, 12/01/2044		813,232	752,903
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047		980,370	877,297
Government of France, Inflation Linked Bond, 0.25%, 7/25/2024	EUR	838,760	1,062,160
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of France, Inflation Linked Bond, 1.85%, 7/25/2027	EUR	772,324	$ 1,121,261
Government of France, Inflation Linked Bond, 3.4%, 7/25/2029		741,376	1,259,250
Government of France, Inflation Linked Bond, 0.7%, 7/25/2030		1,034,980	1,390,205
Government of France, Inflation Linked Bond, 3.15%, 7/25/2032		572,951	1,017,532
Government of France, Inflation Linked Bond, 0.1%, 7/25/2036 (z)		406,060	507,247
Government of France, Inflation Linked Bond, 1.8%, 7/25/2040		531,918	906,519
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	816,795,900	7,476,393
Government of New Zealand, Inflation Linked Bond, 2%, 9/20/2025	NZD	11,601,905	8,126,395
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030		1,695,840	1,317,889
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035		1,460,900	1,087,292
Kingdom of Denmark, Inflation Linked Bond, 0.1%, 11/15/2023	DKK	6,436,080	1,071,975
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/2024	EUR	4,728,263	6,321,624
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027		1,234,416	1,519,399
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030		6,178,867	7,775,270
Kingdom of Sweden, Inflation Linked Bond, 4%, 12/01/2020	SEK	13,477,356	1,724,879
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028		8,380,738	1,439,160
Republic of Italy, Inflation Linked Bond, 2.1%, 9/15/2021	EUR	3,354,600	4,067,893
Republic of Italy, Inflation Linked Bond, 2.6%, 9/15/2023		2,026,745	2,501,002
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2024		1,089,081	1,328,091
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026		1,636,352	2,102,264
Republic of Italy, Inflation Linked Bond, 1.3%, 5/15/2028		3,927,081	4,353,111
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032		1,340,287	1,429,160
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035		1,468,246	1,799,523
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		560,685	688,545
Republic of Portugal, 4.125%, 4/14/2027		8,000,000	11,047,925
United Kingdom Treasury, 4.75%, 12/07/2030	GBP	2,971,000	5,194,107
United Kingdom Treasury, 4.25%, 3/07/2036		3,000,000	5,317,631

1

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	1,000,000	$ 1,643,703
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2032		1,201,365	2,283,746
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034		1,716,437	3,149,484
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		1,696,165	3,620,375
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		1,197,877	2,499,147
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		2,007,474	4,061,896
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		1,975,546	4,196,004
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		1,702,359	3,334,496
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,617,270	3,249,637
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		1,848,024	4,364,798
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		1,877,125	4,387,763
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		1,623,515	3,710,284
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		1,845,266	5,644,803
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2056		212,698	505,574
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		1,332,065	3,220,642
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,485,970	4,133,292
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		762,563	2,115,340
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,421,469	4,113,979
			$ 154,805,515
Major Banks – 0.8%
JPMorgan Chase & Co., 2.295%, 8/15/2021		$902,000	$ 877,006
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020		1,368,000	1,355,542
			$2,232,548
Restaurants – 0.2%
Starbucks Corp., 3.8%, 8/15/2025		$658,000	$ 653,653
U.S. Treasury Inflation Protected Securities – 38.5%
U.S. Treasury Bonds, 1.125%, 1/15/2021		$3,855,777	$ 3,878,796
U.S. Treasury Bonds, 0.375%, 7/15/2023		1,709,868	1,676,308
U.S. Treasury Bonds, 0.625%, 1/15/2024		3,490,689	3,443,759
U.S. Treasury Bonds, 0.25%, 1/15/2025		5,252,820	5,039,893
U.S. Treasury Bonds, 2.375%, 1/15/2025		3,573,587	3,893,162
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 0.625%, 1/15/2026	$424,232	$ 415,029
U.S. Treasury Bonds, 2%, 1/15/2026	1,687,431	1,814,930
U.S. Treasury Bonds, 0.375%, 1/15/2027	1,956,094	1,867,229
U.S. Treasury Bonds, 2.375%, 1/15/2027	2,615,476	2,913,348
U.S. Treasury Bonds, 1.75%, 1/15/2028	3,425,888	3,666,324
U.S. Treasury Bonds, 3.625%, 4/15/2028	2,589,546	3,212,588
U.S. Treasury Bonds, 2.5%, 1/15/2029	4,351,128	4,999,265
U.S. Treasury Bonds, 3.875%, 4/15/2029	3,899,825	5,019,552
U.S. Treasury Bonds, 3.375%, 4/15/2032	344,999	447,911
U.S. Treasury Bonds, 2.125%, 2/15/2040	1,260,381	1,522,534
U.S. Treasury Bonds, 2.125%, 2/15/2041	2,643,296	3,215,218
U.S. Treasury Bonds, 0.75%, 2/15/2042	2,506,012	2,351,474
U.S. Treasury Bonds, 0.625%, 2/15/2043	2,943,029	2,673,826
U.S. Treasury Bonds, 1.375%, 2/15/2044	5,391,362	5,775,075
U.S. Treasury Bonds, 0.75%, 2/15/2045	3,354,983	3,117,906
U.S. Treasury Bonds, 1%, 2/15/2046	3,151,358	3,109,832
U.S. Treasury Bonds, 0.875%, 2/15/2047	1,655,736	1,583,082
U.S. Treasury Notes, 0.125%, 4/15/2020	4,722,983	4,661,301
U.S. Treasury Notes, 1.25%, 7/15/2020	3,578,707	3,619,569
U.S. Treasury Notes, 0.125%, 4/15/2021	4,730,577	4,632,824
U.S. Treasury Notes, 0.625%, 7/15/2021	2,675,661	2,668,537
U.S. Treasury Notes, 0.125%, 1/15/2022	5,061,607	4,936,279
U.S. Treasury Notes, 0.125%, 7/15/2022	2,048,144	1,998,500
U.S. Treasury Notes, 0.125%, 1/15/2023	4,927,203	4,769,861
U.S. Treasury Notes, 0.125%, 7/15/2024	4,060,610	3,900,559
U.S. Treasury Notes, 0.375%, 7/15/2025	3,706,593	3,587,673
U.S. Treasury Notes, 0.125%, 7/15/2026	5,548,920	5,230,796
U.S. Treasury Notes, 0.375%, 7/15/2027	3,090,600	2,952,489
U.S. Treasury Notes, 0.5%, 1/15/2028	4,290,930	4,117,337
		$ 112,712,766
U.S. Treasury Obligations – 0.6%
U.S. Treasury Notes, 2.875%, 5/15/2028	$1,842,900	$ 1,815,113
Total Bonds		$ 278,204,492

2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 6.6%
Money Market Funds – 6.6%
MFS Institutional Money Market Portfolio, 2.09% (v)	19,289,936	$ 19,288,007
Other Assets, Less Liabilities – (1.5)%		(4,356,999)
Net Assets – 100.0%		$ 293,135,500

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $19,288,007 and $278,204,492, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,499,975, representing 1.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Government of France, Inflation Linked Bond, 0.1%, 7/25/2036	6/25/18	$517,579	$507,247
Wind River CLO Ltd., 2015-1A, “BR”, FLR, 3.847% (LIBOR - 3mo. + 1.5%), 7/20/2027	8/09/18	269,947	269,022
Total Restricted Securities			$776,269
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Derivative Contracts at 9/30/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,048,000	USD	1,470,307	Citibank N.A.	10/17/2018	$ 10,192
AUD	1,420,780	USD	1,023,548	Goldman Sachs International	10/17/2018	3,534
AUD	2,047,000	USD	1,471,932	NatWest Markets PLC	10/17/2018	7,845
CAD	4,613,528	USD	3,510,925	Brown Brothers Harriman	10/17/2018	62,164
CAD	3,872,000	USD	2,986,180	State Street Bank Corp.	10/17/2018	12,610
EUR	3,890,000	USD	4,503,221	Citibank N.A.	10/17/2018	18,565
EUR	772,710	USD	895,644	UBS AG	10/17/2018	2,565
3

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
GBP	7,882,123	USD	10,275,669	Citibank N.A.	10/17/2018	$ 4,695
GBP	204,269	USD	264,460	Deutsche Bank AG	10/17/2018	1,961
MXN	133,881	USD	7,052	JPMorgan Chase Bank N.A.	10/17/2018	85
NOK	12,121,000	USD	1,476,528	Citibank N.A.	10/17/2018	13,683
NOK	12,097,000	USD	1,479,331	Deutsche Bank AG	10/17/2018	7,930
NOK	1,000	USD	123	JPMorgan Chase Bank N.A.	10/17/2018	0
NZD	8,815,000	USD	5,792,727	Citibank N.A.	10/17/2018	50,824
NZD	2,237,000	USD	1,469,508	Deutsche Bank AG	10/17/2018	13,422
SEK	13,183,000	USD	1,475,424	Goldman Sachs International	10/17/2018	9,721
USD	1,471,273	AUD	2,018,000	Citibank N.A.	10/17/2018	12,460
USD	1,469,521	AUD	1,978,353	JPMorgan Chase Bank N.A.	10/17/2018	39,369
USD	376,458	DKK	2,386,894	JPMorgan Chase Bank N.A.	10/17/2018	4,371
USD	3,166,681	EUR	2,720,000	Citibank N.A.	10/17/2018	4,918
USD	6,611,525	EUR	5,653,892	Deutsche Bank AG	10/17/2018	39,368
USD	3,039,944	EUR	2,601,000	Goldman Sachs International	10/17/2018	16,508
USD	1,664,185	EUR	1,420,369	NatWest Markets PLC	10/17/2018	13,130
USD	2,981,915	GBP	2,285,000	Goldman Sachs International	10/17/2018	1,674
USD	1,785,293	GBP	1,357,000	State Street Bank Corp.	10/17/2018	15,407
USD	2,980,284	NZD	4,412,000	Deutsche Bank AG	10/17/2018	55,525
USD	10,807,152	NZD	15,895,792	Goldman Sachs International	10/17/2018	269,673
USD	646,548	SEK	5,672,010	Deutsche Bank AG	10/17/2018	7,562
						$ 699,761
Liability Derivatives
AUD	2,028,000	USD	1,491,842	Citibank N.A.	10/17/2018	$ (25,800)
EUR	7,163,686	USD	8,421,081	Brown Brothers Harriman	10/17/2018	(93,920)
EUR	506,000	USD	591,781	Deutsche Bank AG	10/17/2018	(3,600)
EUR	10,675,081	USD	12,539,221	Goldman Sachs International	10/17/2018	(130,368)
EUR	4,421,586	USD	5,160,426	JPMorgan Chase Bank N.A.	10/17/2018	(20,717)
EUR	1,288,000	USD	1,499,976	NatWest Markets PLC	10/17/2018	(2,789)
EUR	3,702,306	USD	4,336,667	UBS AG	10/17/2018	(33,058)
GBP	403,173	USD	529,992	Brown Brothers Harriman	10/17/2018	(4,148)
GBP	1,175,000	USD	1,541,952	Goldman Sachs International	10/17/2018	(9,442)
GBP	5,628,719	USD	7,422,620	Merrill Lynch International	10/17/2018	(81,288)
JPY	42,896,000	USD	388,801	Citibank N.A.	10/17/2018	(10,851)
JPY	28,505,014	USD	257,826	Goldman Sachs International	10/17/2018	(6,673)
NZD	2,227,000	USD	1,486,166	Deutsche Bank AG	10/17/2018	(9,866)
NZD	3,092,557	USD	2,056,179	Goldman Sachs International	10/17/2018	(6,093)
SEK	13,075,000	USD	1,492,967	Goldman Sachs International	10/17/2018	(19,990)
USD	2,947,154	CAD	3,848,000	Citibank N.A.	10/17/2018	(33,048)
USD	3,289,757	CAD	4,322,247	Merrill Lynch International	10/17/2018	(57,741)
USD	2,939,042	CAD	3,819,000	NatWest Markets PLC	10/17/2018	(18,701)
USD	2,811,220	EUR	2,420,056	Brown Brothers Harriman	10/17/2018	(1,885)
USD	8,034,638	EUR	6,969,774	Citibank N.A.	10/17/2018	(67,118)
USD	10,371,182	EUR	8,956,538	Deutsche Bank AG	10/17/2018	(40,012)
USD	324,980	GBP	254,000	Deutsche Bank AG	10/17/2018	(6,303)
USD	773,502	GBP	599,000	Goldman Sachs International	10/17/2018	(7,752)
USD	616,243	NZD	946,328	Citibank N.A.	10/17/2018	(11,087)
USD	1,474,810	NZD	2,251,000	Goldman Sachs International	10/17/2018	(17,400)
USD	1,602,088	NZD	2,425,000	Morgan Stanley Capital Services, Inc.	10/17/2018	(5,468)
						$(725,118)
4

Portfolio of Investments (unaudited) – continued
At September 30, 2018, the fund had cash collateral with an aggregate value of $10,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$114,527,879	$—	$114,527,879
Non-U.S. Sovereign Debt	—	154,805,515	—	154,805,515
U.S. Corporate Bonds	—	2,746,559	—	2,746,559
Asset-Backed Securities (including CDOs)	—	4,768,997	—	4,768,997
Foreign Bonds	—	1,355,542	—	1,355,542
Mutual Funds	19,288,007	—	—	19,288,007
Total	$19,288,007	$278,204,492	$—	$297,492,499
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$699,761	$—	$699,761
Forward Foreign Currency Exchange Contracts - Liabilities	—	(725,118)	—	(725,118)
For further information regarding security characteristics, see the Portfolio of Investments.
6

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	18,951,029	86,340,121	(86,001,214)	19,289,936
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(901)	$806	$—	$121,283	$19,288,007
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2018, are as follows:
United States	46.5%
United Kingdom	24.2%
Italy	6.2%
Spain	5.4%
Portugal	3.8%
New Zealand	3.6%
Japan	3.0%
France	2.5%
Canada	1.9%
Other Countries	2.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
7

Quarterly Report
September 30, 2018
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.4%
Asset-Backed & Securitized – 29.8%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 3.889% (LIBOR - 3mo. + 1.55%), 7/15/2026 (n)	$1,735,000	$ 1,733,244
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 4.489% (LIBOR - 3mo. + 2.15%), 7/15/2026 (n)	2,276,000	2,271,412
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 3.947% (LIBOR - 3mo. + 1.6%), 7/20/2026 (n)	1,715,000	1,715,280
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	545,000	545,195
ALM Loan Funding CLO, 2015-12A, “A2A2”, FLR, 3.689% (LIBOR - 3mo. + 1.35%), 4/16/2027 (n)	3,511,841	3,488,250
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.239% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	1,900,315	1,896,488
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,837,000	1,820,157
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	127,623	127,545
Atrium CDO Corp., 2011-A, “BR”, FLR, 3.847% (LIBOR - 3mo. + 1.5%), 10/23/2025 (n)	1,735,000	1,731,376
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.685% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,720,000	1,718,418
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.836% (LIBOR - 3mo. + 1.5%), 10/17/2026 (n)	2,609,000	2,606,357
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 3.956% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,748,737	1,746,504
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 4.256% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	741,069	728,204
Bancorp Commercial Mortgage Trust, 2018-CR3, “B”, FLR, 3.612% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	1,605,087	1,607,103
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.32% (LIBOR - 1mo. + 1.1%), 9/15/2035 (z)	1,736,000	1,736,000
BSPRT, 2018-FL4 Issuer, Ltd., FLR, 4.134% (LIBOR - 1mo. + 2.1%), 9/15/2035 (w)(z)	2,076,000	2,081,230
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	2,240,445	2,243,006
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	2,090,000	2,063,252
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.476%, 5/10/2050 (i)	17,639,268	1,421,970
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.308% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)	588,066	589,943
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	1,200,000	1,182,566
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	$536,000	$ 529,575
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	869,000	851,756
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	741,000	722,322
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	994,000	970,833
CNH Equipment Trust, 2016-C, “A4”, 1.76%, 9/15/2023	2,518,811	2,449,628
Colony Starwood Homes, 2016-2A, “A”, FLR, 3.408% (LIBOR - 1mo. + 1.25%), 12/17/2033 (n)	2,473,054	2,478,434
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	2,062,000	2,054,668
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	1,340,000	1,326,445
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	2,525,000	2,513,730
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	2,607,000	2,563,895
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	692,000	681,671
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	868,000	855,931
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	515,616	515,271
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	2,017,000	2,012,877
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	1,461,000	1,454,670
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	803,000	803,236
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	560,991	559,115
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	207,137	206,920
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	148,864	148,640
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	1,900,000	1,887,995
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	2,340,000	2,333,991
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.839% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	2,520,000	2,517,450
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	250,550	250,573
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	1,104,000	1,100,386
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	3,515,000	3,492,367
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,730,000	1,711,574

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Granite Point Mortgage Trust Inc., FLR, 3.082% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	$2,340,000	$ 2,340,000
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	2,890,000	2,946,737
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.194%, 5/10/2050 (i)	15,853,131	1,164,953
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.284%, 8/10/2050 (i)	15,817,101	1,195,945
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	682,033	681,067
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	1,106,000	1,105,740
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	635,000	634,702
Invitation Homes Trust, 2018-SFR1, “B”, 3.108% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	1,366,000	1,359,706
Invitation Homes Trust, 2018-SFR2, “A”, 3.008% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	2,794,345	2,801,325
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	2,736,718	2,806,209
JPMorgan Chase Commercial Mortgage Securities Corp., 1.234%, 9/15/2050 (i)	32,937,204	2,242,075
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.658% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	2,225,000	2,233,385
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.708% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	741,500	748,922
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.739% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	1,854,111	1,837,481
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.239% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	1,646,843	1,643,584
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.841% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,779,008	2,761,598
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FLR, 4.397% (LIBOR - 3mo. + 2.05%), 7/20/2026 (n)	2,418,000	2,413,788
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.532% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	3,559,000	3,510,790
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 4.432% (LIBOR - 3mo. + 2.1%), 1/18/2027 (n)	1,204,000	1,202,083
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.598%, 5/15/2050 (i)	17,441,095	1,389,712
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.609%, 6/15/2050 (i)	7,855,323	672,521
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.133% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	3,468,000	3,464,476
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Nationstar HECM Loan Trust, 2018-1A, “M1”, 3.238%, 2/25/2028 (n)	$1,392,000	$ 1,385,117
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, “B”, FLR, 2.968% (LIBOR - 1mo. + 0.8%), 9/25/2023 (z)	347,000	347,000
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, “C”, FLR, 3.218% (LIBOR - 1mo. + 1.05%), 9/25/2023 (z)	391,000	391,611
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.947% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	2,056,577	2,055,376
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	1,378,000	1,363,668
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	1,038,000	1,025,348
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.897% (LIBOR - 3mo. + 2.55%), 10/20/2026 (n)	1,752,000	1,749,626
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	2,089,000	2,053,239
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	21,433	21,423
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	1,980,000	1,972,357
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 2.782% (LIBOR - 1mo. + 0.65%), 11/10/2020 (n)	924,335	925,349
PFS Financing Corp., 2017-C, “A”, FLR, 2.532% (LIBOR - 1mo. + 0.47%), 10/15/2021 (n)	908,000	908,765
Santander Drive Auto Receivable Trust, 2018-1, “B”, 2.63%, 7/15/2022	1,790,000	1,779,315
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	1,109,000	1,102,828
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	1,288,000	1,271,418
Shackelton Ltd., CLO, 2013-4RA, “B”, FLR, 4.237% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	927,055	926,343
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	448,517	445,378
Silver Spring CLO Ltd., FLR, 5.089% (LIBOR - 3mo. + 2.75%), 10/15/2026 (n)	1,393,000	1,392,682
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	3,150,000	3,152,293
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 3.328% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	2,055,201	2,056,839
Student Loan Consolidation Center, “A”, FLR, 3.435% (LIBOR - 1mo. + 1.22%), 10/25/2027 (n)	499,121	504,428
Thacher Park CLO Ltd. 2014-1A. “CR”, FLR, 4.547% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	1,743,000	1,743,805
TICP Ltd., CLO, 2018-3R, “B”, FLR, 3.708% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	870,756	866,624

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
TICP Ltd., CLO, 2018-3R, “C”, FLR, 4.158% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	$1,528,084	$ 1,527,402
Tricon American Homes 2015-SFR1, Trust “1A”, 2.589%, 11/17/2033 (n)	1,702,680	1,641,436
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.022%, 11/15/2050 (i)	12,058,084	784,779
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	1,230,000	1,207,345
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	443,744	442,072
Volvo Financial Equipment Master Owner Trust, 2017-A, “A”, FLR, 2.562% (LIBOR - 1mo. + 0.5%), 11/15/2022 (n)	1,354,000	1,357,648
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	1,720,000	1,704,624
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	3,123,910	3,185,722
		$ 154,496,112
Automotive – 1.9%
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	$2,383,000	$ 2,367,401
Hyundai Capital America, 2.4%, 10/30/2018 (n)	1,820,000	1,819,889
Hyundai Capital America, 3.75%, 7/08/2021 (n)	976,000	970,607
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,510,000	1,504,854
Toyota Motor Credit Corp., FLR, 2.726% (LIBOR - 3mo. + 0.39%), 1/17/2019	3,370,000	3,373,683
		$10,036,434
Broadcasting – 0.5%
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	$1,734,000	$ 1,734,155
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	1,141,000	1,138,104
		$2,872,259
Brokerage & Asset Managers – 0.8%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$1,518,000	$ 1,468,067
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,516,000	2,494,528
		$3,962,595
Building – 0.3%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$1,780,000	$ 1,777,205
Cable TV – 0.7%
Time Warner Cable, Inc., 5%, 2/01/2020	$3,475,000	$ 3,547,868
Chemicals – 1.2%
Dow Chemical Co., 8.55%, 5/15/2019	$1,570,000	$ 1,623,611
E.I. du Pont de Nemours & Co., 2.2%, 5/01/2020	2,145,000	2,116,841
LyondellBasell Industries N.V., 5%, 4/15/2019	1,267,000	1,273,348
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	$1,150,000	$ 1,171,759
		$6,185,559
Computer Software – 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$1,660,000	$ 1,664,194
Conglomerates – 0.7%
Roper Technologies, Inc., 2.8%, 12/15/2021	$783,000	$ 765,153
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	2,068,000	2,053,453
Westinghouse Air Brake Technologies Corp., FLR, 3.381% (LIBOR - 3mo. + 1.05%), 9/15/2021	871,000	872,776
		$3,691,382
Consumer Products – 0.4%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$2,275,000	$ 2,238,522
Consumer Services – 0.8%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$2,521,000	$ 2,427,242
QVC, Inc., 5.125%, 7/02/2022	1,482,000	1,501,345
		$3,928,587
Electrical Equipment – 0.5%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$2,430,000	$ 2,403,402
Electronics – 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3%, 1/15/2022	$1,530,000	$ 1,490,618
Microchip Technology, Inc., 3.922%, 6/01/2021 (n)	1,607,000	1,597,585
Tyco Electronics Group S.A., 2.375%, 12/17/2018	971,000	970,457
		$4,058,660
Emerging Market Quasi-Sovereign – 0.4%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$2,022,000	$ 2,020,180
Energy - Integrated – 0.9%
BP Capital Markets PLC, 2.521%, 1/15/2020	$1,371,000	$ 1,363,153
Eni S.p.A., 4%, 9/12/2023 (n)	860,000	850,790
Shell International Finance B.V., 1.375%, 5/10/2019	2,640,000	2,620,306
		$4,834,249
Entertainment – 0.2%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$1,207,000	$ 1,186,856

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.1%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$2,528,000	$ 2,491,293
Diageo PLC, 3%, 5/18/2020	1,460,000	1,457,689
General Mills, Inc., 3.2%, 4/16/2021	794,000	788,854
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	810,000	852,318
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	334,000	333,970
		$5,924,124
Insurance – 1.2%
American International Group, Inc., 2.3%, 7/16/2019	$408,000	$ 406,173
American International Group, Inc., 3.3%, 3/01/2021	3,039,000	3,032,720
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,660,000	2,614,976
		$6,053,869
Insurance - Health – 0.8%
Halfmoon Parent, Inc., FLR, 2.984% (LIBOR - 3mo. + 0.65%), 9/17/2021 (n)	$1,734,000	$ 1,736,553
UnitedHealth Group, Inc., 1.95%, 10/15/2020	2,580,000	2,525,768
		$4,262,321
International Market Quasi-Sovereign – 3.1%
Caisse d'Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$4,000,000	$ 3,948,560
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	1,390,000	1,388,057
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	3,880,000	3,838,576
Electricite de France, 2.15%, 1/22/2019 (n)	2,500,000	2,495,848
Swedish Export Credit Corp., 1.125%, 8/28/2019	4,510,000	4,443,162
		$16,114,203
International Market Sovereign – 0.2%
Republic of Finland, 1%, 4/23/2019 (n)	$1,190,000	$ 1,179,253
Internet – 0.4%
Baidu, Inc., 2.75%, 6/09/2019	$440,000	$ 438,201
Baidu, Inc., 3.875%, 9/29/2023	1,702,000	1,683,278
		$2,121,479
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$2,496,000	$ 2,487,453
Major Banks – 15.2%
ABN AMRO Bank N.V., 2.1%, 1/18/2019 (n)	$3,280,000	$ 3,273,965
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	2,079,000	2,040,584
Bank of America Corp., 2.151%, 11/09/2020	2,661,000	2,603,999
Bank of America Corp., 2.369% to 7/21/2020, FLR (LIBOR - 3mo. + 0.66%) to 7/21/2021	3,937,000	3,867,906
Bank of America Corp., 2.738% to 1/23/2021, FLR (LIBOR - 3mo. + 2.738%) to 1/23/2022	1,454,000	1,429,906
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 2.881% to 4/24/2022, FLR (LIBOR - 3mo. + 1.021%) to 4/24/2023	$3,106,000	$ 3,020,181
Barclays PLC, 3.25%, 1/12/2021	4,360,000	4,301,232
Citibank N.A., 2.125%, 10/20/2020	2,381,000	2,325,144
Commonwealth Bank of Australia, 1.75%, 11/02/2018	610,000	609,661
Commonwealth Bank of Australia, 2.3%, 9/06/2019	2,579,000	2,563,905
Credit Agricole, “A”, FLR, 3.761% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	1,270,000	1,293,438
Credit Suisse Group AG, 3.8%, 9/15/2022	2,127,000	2,116,803
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	2,020,000	1,979,596
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	2,620,000	2,551,644
Goldman Sachs Group, Inc., 2%, 4/25/2019	60,000	59,773
Goldman Sachs Group, Inc., 2.55%, 10/23/2019	3,414,000	3,398,583
Goldman Sachs Group, Inc., 2.6%, 12/27/2020	2,544,000	2,503,155
Goldman Sachs Group, Inc., 3%, 4/26/2022	1,970,000	1,930,076
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	1,745,000	1,709,757
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	1,294,000	1,249,784
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	2,896,000	2,812,919
JPMorgan Chase Bank N.A., 3.086% to 4/26/2020, FLR (LIBOR - 3mo. + 0.35%) to 4/26/2021	2,701,000	2,693,111
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	771,000	760,428
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	1,749,000	1,750,365
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	1,340,000	1,311,201
Mizuho Bank Ltd., FLR, 3.537% (LIBOR - 3mo. + 1.19%), 10/20/2018 (n)	2,390,000	2,391,350
Morgan Stanley, 2.375%, 7/23/2019	4,566,000	4,547,315
Morgan Stanley, 2.65%, 1/27/2020	2,300,000	2,285,262
National Australia Bank Ltd., 1.375%, 7/12/2019	1,900,000	1,880,899
PNC Bank N.A., 2.25%, 7/02/2019	3,080,000	3,068,054
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,604,000	1,560,944
Svenska Handelsbanken AB, 2.25%, 6/17/2019	2,580,000	2,570,519
UBS AG, 2.375%, 8/14/2019	1,660,000	1,653,191
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	3,498,000	3,427,549
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	1,590,000	1,566,412
		$79,108,611

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 1.0%
Becton, Dickinson and Co., 2.404%, 6/05/2020	$1,234,000	$ 1,215,268
Becton, Dickinson and Co., 2.894%, 6/06/2022	1,367,000	1,329,058
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	2,460,000	2,444,532
		$4,988,858
Medical Equipment – 0.8%
Abbott Laboratories, 2%, 3/15/2020	$876,000	$ 865,129
Zimmer Biomet Holdings, Inc., 2.7%, 4/01/2020	2,589,000	2,563,836
Zimmer Biomet Holdings, Inc., FLR, 3.089% (LIBOR - 3mo. + 0.75%), 3/19/2021	511,000	511,473
		$3,940,438
Metals & Mining – 0.3%
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	$899,000	$ 926,518
Glencore Funding LLC, 3%, 10/27/2022 (n)	886,000	849,143
		$1,775,661
Midstream – 1.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$2,340,000	$ 2,304,127
El Paso LLC, 6.5%, 9/15/2020	2,578,000	2,724,861
EnLink Midstream Partners LP, 2.7%, 4/01/2019	1,342,000	1,337,621
Enterprise Products Operating LP, 6.5%, 1/31/2019	630,000	637,500
MPLX LP, 3.375%, 3/15/2023	690,000	675,498
		$7,679,607
Mortgage-Backed – 0.8%
Fannie Mae, 5.5%, 5/01/2025	$90,967	$ 92,244
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	1,259,600	1,338,357
Fannie Mae, 2%, 5/25/2044	2,666,518	2,524,380
Freddie Mac, 1.018%, 4/25/2024 (i)	627,789	25,007
		$3,979,988
Municipals – 0.7%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$4,091,000	$ 3,461,272
Network & Telecom – 1.7%
AT&T, Inc., 2.3%, 3/11/2019	$1,530,000	$ 1,527,625
AT&T, Inc., 2.45%, 6/30/2020	3,240,000	3,196,698
AT&T, Inc., 3.2%, 3/01/2022	2,171,000	2,138,800
British Telecommunications PLC, 2.35%, 2/14/2019	1,860,000	1,857,225
		$8,720,348
Oils – 0.2%
Phillips 66, FLR, 2.911% (LIBOR - 3mo. + 0.6%), 2/26/2021	$1,196,000	$ 1,197,479
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 10.5%
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	$798,000	$ 798,106
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	2,430,000	2,416,417
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020 (n)	2,614,000	2,562,205
Branch Banking & Trust Co., 1.45%, 5/10/2019	2,610,000	2,591,940
Capital One Financial Corp., 2.5%, 5/12/2020	1,708,000	1,687,482
Capital One Financial Corp., 2.4%, 10/30/2020	868,000	849,831
Capital One Financial Corp., 3.2%, 1/30/2023	1,806,000	1,750,205
Citigroup, Inc., 2.4%, 2/18/2020	4,151,000	4,111,637
Citigroup, Inc., 3.142% to 1/24/2022, FLR (LIBOR - 3mo. + 0.722%) to 1/24/2023	2,378,000	2,332,240
Citizens Bank N.A., 2.3%, 12/03/2018	1,380,000	1,379,383
Citizens Bank N.A., 2.25%, 3/02/2020	1,400,000	1,381,166
Citizens Bank N.A., 2.55%, 5/13/2021	374,000	364,355
Compass Bank, 3.5%, 6/11/2021	1,920,000	1,910,299
Compass Bank, 2.875%, 6/29/2022	2,717,000	2,616,119
Discover Bank, 3.1%, 6/04/2020	1,705,000	1,694,262
Fifth Third Bancorp, 2.3%, 3/01/2019	1,171,000	1,169,311
Fifth Third Bancorp, 2.3%, 3/15/2019	1,200,000	1,197,982
First Republic Bank, 2.375%, 6/17/2019	849,000	846,653
Groupe BPCE S.A., 2.5%, 12/10/2018	2,980,000	2,980,371
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,385,000	1,366,398
Groupe BPCE S.A., FLR, 3.574% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,385,000	1,384,959
Intesa Sanpaolo S.p.A., FLR, 2.966% (LIBOR - 3mo. + 0.63%), 7/17/2019	4,329,000	4,330,670
Lloyds Bank PLC, FLR, 3.347% (LIBOR - 3mo. + 1%), 1/22/2019	730,000	731,930
National Bank of Canada, FLR, 3.171% (LIBOR - 3mo. + 0.8%), 12/14/2018	2,480,000	2,484,163
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	3,090,000	3,007,142
SunTrust Banks, Inc., 2.7%, 1/27/2022	2,255,000	2,194,285
U.S. Bank NA Cincinnati, 2.05%, 10/23/2020	2,945,000	2,884,309
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,407,000	1,349,476
		$54,373,296
Pharmaceuticals – 2.3%
Actavis Funding SCS, 3.45%, 3/15/2022	$886,000	$ 880,062
Amgen, Inc., 2.2%, 5/11/2020	1,928,000	1,900,484
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	3,162,000	3,154,663
Celgene Corp., 2.875%, 8/15/2020	2,591,000	2,573,988
Celgene Corp., 2.75%, 2/15/2023	1,806,000	1,731,267
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	1,540,000	1,523,535
		$11,763,999
Printing & Publishing – 0.3%
Moody's Corp., 3.25%, 6/07/2021	$1,626,000	$ 1,617,544

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$2,587,000	$ 2,561,972
Supranational – 0.2%
Corporacion Andina de Fomento, 2%, 5/10/2019	$1,330,000	$ 1,322,088
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT, 2.8%, 6/01/2020	$857,000	$ 848,943
American Tower Corp., REIT, 3%, 6/15/2023	2,118,000	2,039,062
Crown Castle International Corp., 3.4%, 2/15/2021	1,000,000	997,435
Crown Castle International Corp., 3.15%, 7/15/2023	1,093,000	1,053,296
SBA Tower Trust, 2.898%, 10/15/2019 (n)	2,395,000	2,390,191
SBA Tower Trust, 2.877%, 7/09/2021 (n)	629,000	618,449
		$7,947,376
Tobacco – 1.2%
BAT Capital Corp., 2.297%, 8/14/2020 (n)	$2,930,000	$ 2,871,302
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	1,343,000	1,329,882
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	2,045,000	2,035,771
		$6,236,955
Transportation - Services – 0.6%
TTX Co., 2.6%, 6/15/2020 (n)	$3,160,000	$ 3,113,432
U.S. Government Agencies and Equivalents – 0.8%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$2,040,000	$ 2,025,828
National Credit Union Administration, “1-A”, FLR, 2.729% (LIBOR - 1mo. + 0.45%), 1/08/2020	560,029	560,841
National Credit Union Administration, FLR, 2.538% (LIBOR - 1mo. + 0.4%), 3/11/2020	865,700	866,923
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
National Credit Union Administration, FLR, 2.729% (LIBOR - 1mo. + 0.45%), 10/07/2020	$286,955	$ 287,842
National Credit Union Administration, FLR, 2.482% (LIBOR - 1mo. + 0.35%), 12/07/2020	420,063	420,559
		$4,161,993
U.S. Treasury Obligations – 8.7%
U.S. Treasury Notes, 2.25%, 2/29/2020 (f)	$20,559,000	$ 20,416,051
U.S. Treasury Notes, 2.375%, 3/15/2021	10,991,000	10,866,063
U.S. Treasury Notes, 2.625%, 6/15/2021	13,978,000	13,885,177
		$45,167,291
Utilities - Electric Power – 3.1%
Dominion Energy, Inc., 2.962%, 7/01/2019	$1,310,000	$ 1,309,345
Dominion Energy, Inc., 1.6%, 8/15/2019	1,070,000	1,057,666
Dominion Energy, Inc., 2.579%, 7/01/2020	1,761,000	1,737,323
Emera U.S. Finance LP, 2.15%, 6/15/2019	2,021,000	2,007,912
Engie Energia Chile S.A., 5.625%, 1/15/2021	2,020,000	2,094,058
Eversource Energy, 2.5%, 3/15/2021	1,240,000	1,218,103
FirstEnergy Corp., 2.85%, 7/15/2022	856,000	827,495
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,722,000	1,718,654
Southern Co., 1.85%, 7/01/2019	2,600,000	2,580,386
WEC Energy Group, Inc., 3.375%, 6/15/2021	1,635,000	1,635,368
		$16,186,310
Total Bonds		$516,351,284
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 2.09% (v)	2,605,784	$ 2,605,523
Other Assets, Less Liabilities – 0.1%		276,046
Net Assets – 100.0%		$519,232,853

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,605,523 and $516,351,284, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $210,568,544, representing 40.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At September 30, 2018, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Portfolio of Investments (unaudited) – continued
Restricted Securities	Acquisition Date	Cost	Value
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.32% (LIBOR - 1mo. + 1.1%), 9/15/2035	9/17/18	$1,736,000	$1,736,000
BSPRT, 2018-FL4 Issuer, Ltd., FLR, 4.134% (LIBOR - 1mo. + 2.1%), 9/15/2035	9/27/18	2,076,000	2,081,230
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/18	2,240,407	2,243,006
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, “B”, FLR, 2.968% (LIBOR - 1mo. + 0.8%), 9/25/2023	9/17/18	347,000	347,000
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, “C”, FLR, 3.218% (LIBOR - 1mo. + 1.05%), 9/25/2023	9/17/18	391,000	391,611
Total Restricted Securities			$6,798,847
% of Net assets			1.3%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Derivative Contracts at 9/30/18
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	127	$26,763,266	December – 2018	$(65,812)
At September 30, 2018, the fund had liquid securities with an aggregate value of $69,514 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$49,329,284	$—	$49,329,284
Non-U.S. Sovereign Debt	—	20,635,724	—	20,635,724
Municipal Bonds	—	3,461,272	—	3,461,272
U.S. Corporate Bonds	—	174,746,120	—	174,746,120
Residential Mortgage-Backed Securities	—	14,317,729	—	14,317,729
Commercial Mortgage-Backed Securities	—	23,493,725	—	23,493,725
Asset-Backed Securities (including CDOs)	—	120,664,646	—	120,664,646
Foreign Bonds	—	109,702,784	—	109,702,784
Mutual Funds	2,605,523	—	—	2,605,523
Total	$2,605,523	$516,351,284	$—	$518,956,807
Other Financial Instruments
Futures Contracts - Liabilities	$(65,812)	$—	$—	$(65,812)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,896,983	166,581,547	(181,872,746)	2,605,784
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$293	$—	$—	$95,279	$2,605,523
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2018, are as follows:
United States	74.2%
United Kingdom	4.2%
France	3.9%
Japan	3.0%
Switzerland	2.4%
Netherlands	1.5%
Canada	1.4%
Sweden	1.4%
Italy	1.3%
Other Countries	6.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Quarterly Report
September 30, 2018
MFS®  Mid Cap Value Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace – 2.8%
Harris Corp.	18,149	$ 3,070,992
L3 Technologies, Inc.	18,230	3,876,063
Leidos Holdings, Inc.	33,504	2,317,137
		$9,264,192
Airlines – 1.4%
Alaska Air Group, Inc.	19,417	$ 1,337,055
Delta Air Lines, Inc.	53,670	3,103,736
		$4,440,791
Alcoholic Beverages – 0.4%
Molson Coors Brewing Co.	21,996	$ 1,352,754
Apparel Manufacturers – 1.3%
Hanesbrands, Inc.	112,857	$ 2,079,954
PVH Corp.	15,925	2,299,570
		$4,379,524
Automotive – 0.9%
Adient PLC	31,534	$ 1,239,602
Harley-Davidson, Inc.	39,608	1,794,242
		$3,033,844
Broadcasting – 0.7%
Interpublic Group of Companies, Inc.	100,751	$ 2,304,175
Brokerage & Asset Managers – 4.3%
Apollo Global Management LLC, “A”	62,921	$ 2,173,921
Invesco Ltd.	95,665	2,188,815
NASDAQ, Inc.	48,098	4,126,808
Raymond James Financial, Inc.	31,149	2,867,265
TD Ameritrade Holding Corp.	52,879	2,793,598
		$14,150,407
Business Services – 4.1%
Amdocs Ltd.	46,405	$ 3,061,802
Brenntag AG	20,899	1,289,916
Fidelity National Information Services, Inc.	34,295	3,740,556
First Data Corp. (a)	122,550	2,998,799
Global Payments, Inc.	18,738	2,387,221
		$13,478,294
Cable TV – 0.4%
Altice USA, Inc. (a)	67,659	$ 1,227,334
Chemicals – 2.5%
Celanese Corp.	19,671	$ 2,242,494
Eastman Chemical Co.	37,403	3,580,215
PPG Industries, Inc.	21,390	2,334,291
		$8,157,000
Computer Software – 0.7%
Check Point Software Technologies Ltd. (a)	19,798	$ 2,329,631
Computer Software - Systems – 2.3%
NCR Corp. (a)	58,057	$ 1,649,399
NICE Systems Ltd., ADR (a)	22,158	2,536,426
Verint Systems, Inc. (a)	23,189	1,161,769
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Xerox Corp.	76,523	$ 2,064,591
		$7,412,185
Construction – 2.4%
Owens Corning	43,475	$ 2,359,388
Stanley Black & Decker, Inc.	24,504	3,588,366
Toll Brothers, Inc.	26,450	873,643
Vulcan Materials Co.	9,988	1,110,666
		$7,932,063
Consumer Products – 0.8%
Coty, Inc., “A”	91,707	$ 1,151,840
Newell Brands, Inc.	72,968	1,481,250
		$2,633,090
Containers – 2.5%
Berry Global Group, Inc. (a)	51,350	$ 2,484,826
Graphic Packaging Holding Co.	144,098	2,018,813
Sealed Air Corp.	41,886	1,681,723
WestRock Co.	35,308	1,886,860
		$8,072,222
Electrical Equipment – 2.2%
HD Supply Holdings, Inc. (a)	77,744	$ 3,326,665
Sensata Technologies Holding PLC (a)	43,089	2,135,060
TE Connectivity Ltd.	21,317	1,874,404
		$7,336,129
Electronics – 3.2%
Analog Devices, Inc.	31,556	$ 2,917,668
Keysight Technologies, Inc. (a)	44,997	2,982,401
Marvell Technology Group Ltd.	106,524	2,055,913
Maxim Integrated Products, Inc.	44,914	2,532,701
		$10,488,683
Energy - Independent – 5.5%
Andeavor	25,146	$ 3,859,911
Cabot Oil & Gas Corp.	96,511	2,173,428
Concho Resources, Inc. (a)	9,324	1,424,241
Energen Corp. (a)	19,112	1,646,881
EQT Corp.	34,244	1,514,612
Hess Corp.	46,326	3,316,015
PDC Energy, Inc. (a)	29,360	1,437,466
Pioneer Natural Resources Co.	15,843	2,759,692
		$18,132,246
Engineering - Construction – 0.7%
KBR, Inc.	108,092	$ 2,283,984
Food & Beverages – 4.5%
Archer Daniels Midland Co.	54,731	$ 2,751,327
Coca-Cola European Partners PLC	57,531	2,615,935
Ingredion, Inc.	16,688	1,751,573
J.M. Smucker Co.	18,099	1,857,138
Post Holdings, Inc. (a)	10,941	1,072,656
Sanderson Farms, Inc.	14,086	1,456,070
TreeHouse Foods, Inc. (a)	17,606	842,447

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Tyson Foods, Inc., “A”	40,397	$ 2,404,833
		$14,751,979
Food & Drug Stores – 0.4%
Kroger Co.	42,071	$ 1,224,687
Furniture & Appliances – 0.6%
Whirlpool Corp.	16,394	$ 1,946,787
Gaming & Lodging – 1.4%
Hilton Worldwide Holdings, Inc.	25,924	$ 2,094,141
Royal Caribbean Cruises Ltd.	18,044	2,344,637
		$4,438,778
Insurance – 6.6%
Arthur J. Gallagher & Co.	37,448	$ 2,787,629
Assurant, Inc.	25,695	2,773,775
Athene Holding Ltd. (a)	48,529	2,507,008
Brighthouse Financial, Inc. (a)	10,425	461,202
Everest Re Group Ltd.	11,143	2,545,841
Hanover Insurance Group, Inc.	18,804	2,319,850
Hartford Financial Services Group, Inc.	88,175	4,405,223
Lincoln National Corp.	33,527	2,268,437
Unum Group	44,163	1,725,448
		$21,794,413
Leisure & Toys – 0.6%
Brunswick Corp.	30,679	$ 2,056,107
Machinery & Tools – 3.5%
AGCO Corp.	35,367	$ 2,149,960
Eaton Corp. PLC	37,209	3,227,136
Gates Industrial Corp. PLC (a)	91,598	1,786,161
ITT, Inc.	39,811	2,438,822
Regal Beloit Corp.	22,742	1,875,078
		$11,477,157
Major Banks – 3.5%
Comerica, Inc.	37,941	$ 3,422,278
Huntington Bancshares, Inc.	251,695	3,755,290
KeyCorp	208,906	4,155,140
		$11,332,708
Medical & Health Technology & Services – 3.0%
AmerisourceBergen Corp.	23,623	$ 2,178,513
Premier, Inc., “A” (a)	47,137	2,157,932
Quest Diagnostics, Inc.	26,821	2,894,254
Universal Health Services, Inc.	20,549	2,626,984
		$9,857,683
Medical Equipment – 2.6%
PerkinElmer, Inc.	22,516	$ 2,190,131
Steris PLC	23,661	2,706,819
Zimmer Biomet Holdings, Inc.	27,841	3,660,256
		$8,557,206
Natural Gas - Distribution – 1.6%
NiSource, Inc.	71,278	$ 1,776,248
Sempra Energy	20,435	2,324,481
South Jersey Industries, Inc.	32,753	1,155,198
		$5,255,927
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.9%
Plains GP Holdings LP	115,475	$ 2,832,602
Network & Telecom – 0.6%
Motorola Solutions, Inc.	16,151	$ 2,101,891
Oil Services – 1.8%
Forum Energy Technologies, Inc. (a)	79,774	$ 825,661
Frank's International N.V. (a)	160,824	1,395,952
NOW, Inc. (a)	82,651	1,367,874
Oil States International, Inc. (a)	46,896	1,556,947
Patterson-UTI Energy, Inc.	53,768	919,971
		$6,066,405
Other Banks & Diversified Financials – 7.1%
Citizens Financial Group, Inc.	56,106	$ 2,164,008
Discover Financial Services	41,841	3,198,745
Element Fleet Management Corp.	159,414	820,736
Fifth Third Bancorp	104,245	2,910,520
M&T Bank Corp.	16,012	2,634,615
Northern Trust Corp.	28,164	2,876,389
Signature Bank	21,151	2,428,981
SunTrust Banks, Inc.	56,028	3,742,110
Wintrust Financial Corp.	31,783	2,699,648
		$23,475,752
Pharmaceuticals – 0.6%
Mylan N.V. (a)	54,601	$ 1,998,397
Pollution Control – 0.7%
Clean Harbors, Inc. (a)	31,783	$ 2,275,027
Railroad & Shipping – 0.7%
Kansas City Southern Co.	21,454	$ 2,430,309
Real Estate – 6.6%
Annaly Mortgage Management, Inc., REIT	100,064	$ 1,023,655
Brixmor Property Group Inc., REIT	127,648	2,235,116
EPR Properties, REIT	34,677	2,372,254
Life Storage, Inc., REIT	37,622	3,580,110
Medical Properties Trust, Inc., REIT	212,875	3,173,966
Mid-America Apartment Communities, Inc., REIT	26,012	2,605,882
Realogy Holdings Corp. (l)	42,735	882,050
Sun Communities, Inc., REIT	23,259	2,361,719
W.P. Carey, Inc., REIT	39,643	2,549,441
Washington Prime Group, Inc., REIT	105,869	772,844
		$21,557,037
Restaurants – 0.7%
Aramark	49,665	$ 2,136,588
Specialty Chemicals – 2.2%
Axalta Coating Systems Ltd. (a)	87,275	$ 2,544,939
RPM International, Inc.	36,619	2,378,038
Univar, Inc. (a)	73,352	2,248,972
		$7,171,949
Specialty Stores – 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	32,533	$ 871,234
L Brands, Inc.	48,119	1,458,006
Michaels Co., Inc. (a)	60,775	986,378
Tractor Supply Co.	30,880	2,806,374

2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Urban Outfitters, Inc. (a)	26,854	$ 1,098,329
		$7,220,321
Utilities - Electric Power – 7.7%
AES Corp.	130,393	$ 1,825,502
CenterPoint Energy, Inc.	84,814	2,345,107
CMS Energy Corp.	59,504	2,915,696
DTE Energy Co.	27,591	3,011,006
Eversource Energy	44,034	2,705,449
FirstEnergy Corp.	50,369	1,872,216
Pinnacle West Capital Corp.	35,875	2,840,582
Public Service Enterprise Group, Inc.	63,107	3,331,419
Southern Co.	55,497	2,419,669
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
WEC Energy Group, Inc.	32,884	$ 2,195,336
		$25,461,982
Total Common Stocks		$ 325,830,240
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 2.09% (v)	5,623,761	$ 5,623,199
Other Assets, Less Liabilities – (0.9)%		(2,857,292)
Net Assets – 100.0%		$ 328,596,147

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,623,199 and $325,830,240, respectively.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$325,830,240	$—	$—	$325,830,240
Mutual Funds	5,623,199	—	—	5,623,199
Total	$331,453,439	$—	$—	$331,453,439
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2018, the value of securities loaned was $592,822. These loans were collateralized by U.S. Treasury Obligations of $591,073.
4

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,634,056	57,701,026	(55,711,321)	5,623,761
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,257)	$15	$—	$51,290	$5,623,199
5

Quarterly Report
September 30, 2018
MFS®  Moderate
Allocation Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 41.0%
MFS Global Governments Portfolio - Initial Class	7,512,561	$ 76,102,243
MFS Government Securities Portfolio - Initial Class	13,046,298	153,946,314
MFS High Yield Portfolio - Initial Class	14,001,751	77,149,646
MFS Inflation-Adjusted Bond Portfolio - Initial Class	7,442,802	76,139,862
MFS Limited Maturity Portfolio - Initial Class	6,133,257	61,639,237
MFS Total Return Bond Series - Initial Class	14,704,019	184,976,565
		$629,953,867
International Stock Funds – 12.9%
MFS International Growth Portfolio - Initial Class	3,183,024	$ 46,090,182
MFS International Value Portfolio - Initial Class	1,636,476	46,066,802
MFS Research International Portfolio - Initial Class	6,559,216	106,915,231
		$199,072,215
Specialty Funds – 3.0%
MFS Global Real Estate Portfolio - Initial Class	3,319,481	$ 45,908,419
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
U.S. Stock Funds – 43.0%
MFS Growth Series - Initial Class	2,503,535	$ 139,271,647
MFS Mid Cap Growth Series - Initial Class	11,030,773	107,880,957
MFS Mid Cap Value Portfolio - Initial Class	12,325,628	107,356,220
MFS New Discovery Series - Initial Class	1,073,524	22,984,143
MFS New Discovery Value Portfolio - Initial Class	2,247,338	22,877,904
MFS Research Series - Initial Class	4,254,560	123,297,145
MFS Value Series - Initial Class	7,036,187	137,698,181
		$661,366,197
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.09% (v)	1,545,201	$ 1,545,047
Total Investment Companies		$ 1,537,845,745
Other Assets, Less Liabilities – (0.0)%		(90,369)
Net Assets – 100.0%		$ 1,537,755,376

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $1,537,845,745.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,537,845,745	$—	$—	$1,537,845,745
2

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	8,017,102	83,907	(588,448)	7,512,561
MFS Global Real Estate Portfolio	3,563,341	182,087	(425,947)	3,319,481
MFS Government Securities Portfolio	13,652,904	435,380	(1,041,986)	13,046,298
MFS Growth Series	3,102,150	173,994	(772,609)	2,503,535
MFS High Yield Portfolio	14,658,937	803,186	(1,460,372)	14,001,751
MFS Inflation-Adjusted Bond Portfolio	7,836,431	138,603	(532,232)	7,442,802
MFS Institutional Money Market Portfolio	1,547,664	3,312,441	(3,314,904)	1,545,201
MFS International Growth Portfolio	3,280,462	304,615	(402,053)	3,183,024
MFS International Value Portfolio	1,798,268	36,420	(198,212)	1,636,476
MFS Limited Maturity Portfolio	6,643,380	129,203	(639,326)	6,133,257
MFS Mid Cap Growth Series	12,435,101	1,664,899	(3,069,227)	11,030,773
MFS Mid Cap Value Portfolio	13,124,085	883,830	(1,682,287)	12,325,628
MFS New Discovery Series	1,261,710	132,904	(321,090)	1,073,524
MFS New Discovery Value Portfolio	2,278,555	339,868	(371,085)	2,247,338
MFS Research International Portfolio	6,957,247	267,583	(665,614)	6,559,216
MFS Research Series	4,573,372	517,524	(836,336)	4,254,560
MFS Total Return Bond Series	15,356,076	492,112	(1,144,169)	14,704,019
MFS Value Series	7,261,373	597,490	(822,676)	7,036,187
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(232,986)	$(2,876,511)	$—	$760,296	$76,102,243
MFS Global Real Estate Portfolio	710,463	(2,163,412)	308,377	2,211,518	45,908,419
MFS Government Securities Portfolio	(1,369,466)	(6,305,894)	—	5,091,747	153,946,314
MFS Growth Series	15,892,975	4,025,680	8,369,795	672,486	139,271,647
MFS High Yield Portfolio	(697,293)	(2,849,064)	—	4,369,824	77,149,646
MFS Inflation-Adjusted Bond Portfolio	7,391	(4,218,701)	—	1,314,946	76,139,862
MFS Institutional Money Market Portfolio	(207)	80	—	20,281	1,545,047
MFS International Growth Portfolio	1,465,459	(4,385,508)	3,742,470	684,422	46,090,182
MFS International Value Portfolio	1,915,602	(2,045,025)	511,209	507,672	46,066,802
MFS Limited Maturity Portfolio	(51,520)	(743,321)	—	1,267,536	61,639,237
MFS Mid Cap Growth Series	9,574,133	(4,325,969)	15,508,857	550,569	107,880,957
MFS Mid Cap Value Portfolio	1,121,291	(4,456,809)	5,615,193	2,083,237	107,356,220
MFS New Discovery Series	1,966,749	(133,414)	2,112,068	712,693	22,984,143
MFS New Discovery Value Portfolio	627,068	(2,409,663)	2,751,771	750,021	22,877,904
MFS Research International Portfolio	2,327,423	(6,960,136)	1,406,251	2,869,234	106,915,231
MFS Research Series	5,497,459	(6,348,033)	11,451,672	3,200,167	123,297,145
MFS Total Return Bond Series	(1,069,295)	(8,368,210)	—	6,089,087	184,976,565
MFS Value Series	4,499,850	(13,292,935)	8,785,952	2,566,747	137,698,181
	$42,185,096	$(67,856,845)	$60,563,615	$35,722,483	$1,537,845,745
3

Quarterly Report
September 30, 2018
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 1.7%
CACI International, Inc., “A” (a)	2,439	$ 449,142
ManTech International Corp., “A”	7,192	455,253
		$904,395
Brokerage & Asset Managers – 2.1%
Apollo Global Management LLC, “A”	7,896	$ 272,807
TMX Group Ltd.	12,025	807,066
		$1,079,873
Business Services – 4.3%
BrightView Holdings, Inc. (a)	18,329	$ 294,181
EVO Payments, Inc., “A” (a)	15,646	373,939
Forrester Research, Inc.	7,147	328,047
PRA Group, Inc. (a)	10,498	377,928
Travelport Worldwide Ltd.	51,223	864,132
		$2,238,227
Computer Software – 2.0%
8x8, Inc. (a)	10,876	$ 231,115
Sabre Corp.	30,412	793,145
		$1,024,260
Computer Software - Systems – 3.2%
Model N, Inc. (a)	21,058	$ 333,769
NICE Systems Ltd., ADR (a)	1,875	214,631
Presidio, Inc.	33,507	510,982
Verint Systems, Inc. (a)	12,572	629,857
		$1,689,239
Construction – 3.6%
Armstrong World Industries, Inc. (a)	5,614	$ 390,734
GMS, Inc. (a)	14,108	327,306
Owens Corning	12,871	698,509
Toll Brothers, Inc.	14,885	491,652
		$1,908,201
Consumer Products – 1.8%
Prestige Brands Holdings, Inc. (a)	8,488	$ 321,610
Sensient Technologies Corp.	8,156	624,016
		$945,626
Containers – 2.8%
Berry Global Group, Inc. (a)	15,693	$ 759,384
Graphic Packaging Holding Co.	50,140	702,462
		$1,461,846
Electrical Equipment – 4.5%
AZZ, Inc.	6,245	$ 315,373
HD Supply Holdings, Inc. (a)	14,176	606,591
MSC Industrial Direct Co., Inc., “A”	5,380	474,032
TriMas Corp. (a)	17,523	532,699
WESCO International, Inc. (a)	6,849	420,871
		$2,349,566
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 2.0%
OSI Systems, Inc. (a)	7,017	$ 535,467
Plexus Corp. (a)	8,971	524,893
		$1,060,360
Energy - Independent – 0.9%
Energen Corp. (a)	5,745	$ 495,047
Engineering - Construction – 1.9%
Construction Partners, Inc., “A” (a)	23,012	$ 278,445
KBR, Inc.	33,718	712,461
		$990,906
Entertainment – 2.0%
IMAX Corp. (a)	16,024	$ 413,419
Merlin Entertainment	84,757	442,331
Parques Reunidos Servicios Centrales S.A.U.	14,826	197,958
		$1,053,708
Food & Beverages – 3.2%
Cal-Maine Foods, Inc.	7,298	$ 352,493
Hostess Brands, Inc. (a)	40,427	447,527
Sanderson Farms, Inc.	5,889	608,746
TreeHouse Foods, Inc. (a)	6,107	292,220
		$1,700,986
Insurance – 2.8%
Everest Re Group Ltd.	1,916	$ 437,748
Hanover Insurance Group, Inc.	3,483	429,698
Safety Insurance Group, Inc.	2,881	258,138
Third Point Reinsurance Ltd. (a)	24,516	318,708
		$1,444,292
Leisure & Toys – 1.2%
Brunswick Corp.	9,102	$ 610,016
Machinery & Tools – 6.2%
AGCO Corp.	5,280	$ 320,971
Gardner Denver Holdings, Inc. (a)	8,373	237,291
Herman Miller, Inc.	10,431	400,550
ITT, Inc.	7,740	474,152
Kennametal, Inc.	16,325	711,117
Regal Beloit Corp.	7,852	647,398
Ritchie Bros. Auctioneers, Inc.	13,236	478,217
		$3,269,696
Medical & Health Technology & Services – 3.0%
HMS Holdings Corp. (a)	12,788	$ 419,574
Premier, Inc., “A” (a)	24,776	1,134,246
		$1,553,820
Medical Equipment – 0.8%
Steris PLC	3,524	$ 403,146
Natural Gas - Distribution – 2.7%
New Jersey Resources Corp.	14,068	$ 648,535
South Jersey Industries, Inc.	21,688	764,936
		$1,413,471

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 4.7%
Apergy Corp. (a)	4,606	$ 200,637
Forum Energy Technologies, Inc. (a)	22,819	236,177
Frank's International N.V. (a)	70,666	613,381
Liberty Oilfield Services, Inc. (l)	11,299	243,719
NOW, Inc. (a)	37,450	619,797
Patterson-UTI Energy, Inc.	31,169	533,302
		$2,447,013
Other Banks & Diversified Financials – 18.8%
Air Lease Corp.	8,293	$ 380,483
Bank of Hawaii Corp.	5,346	421,853
Berkshire Hills Bancorp, Inc.	10,797	439,438
Brookline Bancorp, Inc.	30,481	509,033
Cathay General Bancorp, Inc.	14,581	604,237
Element Fleet Management Corp.	90,435	465,600
First Hawaiian, Inc.	25,922	704,041
First Interstate BancSystem, Inc.	10,424	466,995
Glacier Bancorp, Inc.	6,230	268,451
Hanmi Financial Corp.	17,235	429,151
Lakeland Financial Corp.	12,950	601,916
Legacytextas Financial Group, Inc.	13,010	554,226
Prosperity Bancshares, Inc.	10,991	762,226
Sandy Spring Bancorp, Inc.	13,800	542,478
Signature Bank	5,556	638,051
TCF Financial Corp.	21,879	520,939
Textainer Group Holdings Ltd. (a)	20,964	268,339
UMB Financial Corp.	11,044	783,020
Wintrust Financial Corp.	6,095	517,709
		$9,878,186
Pharmaceuticals – 0.5%
Genomma Lab Internacional S.A., “B” (a)	281,170	$ 246,253
Pollution Control – 1.7%
Advanced Disposal Services, Inc. (a)	18,119	$ 490,662
Clean Harbors, Inc. (a)	5,572	398,844
		$889,506
Printing & Publishing – 1.1%
Multi-Color Corp.	9,209	$ 573,260
Real Estate – 9.8%
Brixmor Property Group Inc., REIT	27,010	$ 472,945
Corporate Office Properties Trust, REIT	15,601	465,378
Equity Commonwealth, REIT (a)	11,986	384,631
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Industrial Logistics Properties Trust, REIT	4,647	$ 106,928
Life Storage, Inc., REIT	6,394	608,453
Medical Properties Trust, Inc., REIT	59,030	880,137
Select Income REIT	39,470	865,972
STAG Industrial, Inc., REIT	31,030	853,325
Store Capital Corp., REIT	18,555	515,643
		$5,153,412
Specialty Chemicals – 3.4%
Ferro Corp. (a)	26,332	$ 611,429
Ferroglobe PLC	32,282	263,744
RPM International, Inc.	6,020	390,939
Univar, Inc. (a)	16,595	508,802
		$1,774,914
Specialty Stores – 2.4%
BJ's Wholesale Club Holdings, Inc. (a)	12,891	$ 345,221
Michaels Co., Inc. (a)	21,441	347,988
Urban Outfitters, Inc. (a)	5,878	240,410
Zumiez, Inc. (a)	13,115	345,580
		$1,279,199
Utilities - Electric Power – 3.8%
Black Hills Corp.	17,137	$ 995,488
Portland General Electric Co.	21,622	986,180
		$1,981,668
Total Common Stocks		$51,820,092
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 2.09% (v)	768,849	$ 768,772
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09% (j)	50,578	$ 50,578
Other Assets, Less Liabilities – (0.4)%		(227,903)
Net Assets – 100.0%		$52,411,539

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $768,772 and $51,870,670, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$51,820,092	$—	$—	$51,820,092
Mutual Funds	819,350	—	—	819,350
Total	$52,639,442	$—	$—	$52,639,442
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2018, the value of securities loaned was $53,472. These loans were collateralized by cash of $50,578 and U.S. Treasury Obligations of $3,987.
3

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	125,102	12,489,933	(11,846,186)	768,849
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$21	$—	$—	$11,824	$768,772
4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: November 15, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2018

*	Print name and title of each signing officer under his or her signature.